UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Contrafund® Portfolio

March 31, 2010

1.799865.106

VIPCON-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.5%
BorgWarner, Inc. (a)	220,345	$ 8,412,772
Johnson Controls, Inc.	2,006,200	66,184,538
TRW Automotive Holdings Corp. (a)	425,375	12,157,218
		86,754,528
Automobiles - 0.4%
Ford Motor Co. (a)	3,421,680	43,010,518
Harley-Davidson, Inc.	1,185,500	33,276,985
Volkswagen AG rights 4/13/10 (a)	99,200	61,635
		76,349,138
Distributors - 0.1%
Li & Fung Ltd.	3,881,000	19,094,465
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	2,209,565	36,854,834
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp. (a)(c)	983,100	20,792,565
Royal Caribbean Cruises Ltd. (a)(c)	725,000	23,917,750
Starwood Hotels & Resorts Worldwide, Inc.	911,900	42,531,016
		87,241,331
Household Durables - 0.4%
D.R. Horton, Inc.	1,307,200	16,470,720
M.D.C. Holdings, Inc.	525,750	18,196,208
Newell Rubbermaid, Inc.	1,530,800	23,268,160
Stanley Black & Decker, Inc.	340,213	19,531,628
		77,466,716
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	432,005	58,636,039
Expedia, Inc.	1,049,138	26,186,484
		84,822,523
Leisure Equipment & Products - 0.1%
Brunswick Corp.	687,687	10,982,361
Media - 3.3%
Comcast Corp. Class A	6,100,119	114,804,240
DIRECTV (a)	2,023,200	68,404,392
Discovery Communications, Inc. (a)	528,030	17,842,134
DISH Network Corp. Class A	1,187,910	24,732,286
Liberty Global, Inc. Class A (a)	739,200	21,555,072
McGraw-Hill Companies, Inc.	1,313,527	46,827,238
The Walt Disney Co.	4,235,143	147,848,842
The Weinstein Co. II Holdings, LLC Class A-1 (a)(h)	11,499	4,312,125
Time Warner Cable, Inc.	1,255,343	66,922,335
Viacom, Inc. Class B (non-vtg.) (a)	2,333,616	80,229,718
		593,478,382
Multiline Retail - 0.6%
Target Corp.	1,898,000	99,834,800
Specialty Retail - 3.1%
Best Buy Co., Inc.	2,756,722	117,270,954
Hengdeli Holdings Ltd.	12,856,000	5,480,679

	Shares	Value
Home Depot, Inc.	4,135,100	$ 133,770,485
Indigo Books & Music, Inc.	293,300	5,164,160
Inditex SA	376,451	24,815,994
Lowe's Companies, Inc.	4,131,500	100,147,560
Ross Stores, Inc.	413,600	22,115,192
Sally Beauty Holdings, Inc. (a)	2,017,121	17,992,719
Staples, Inc.	731,500	17,109,785
Tiffany & Co., Inc.	420,300	19,960,047
TJX Companies, Inc.	1,357,652	57,727,363
Urban Outfitters, Inc. (a)	514,500	19,566,435
		541,121,373
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	141,472	16,536,602
Ports Design Ltd.	3,290,500	8,348,888
Trinity Ltd.	8,956,000	5,859,739
		30,745,229
TOTAL CONSUMER DISCRETIONARY		1,744,745,680
CONSUMER STAPLES - 11.0%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	945,461	47,626,990
Coca-Cola Bottling Co. Consolidated	134,200	7,872,172
Coca-Cola Enterprises, Inc.	518,674	14,346,523
Coca-Cola FEMSA SAB de CV sponsored ADR	149,747	9,950,688
Coca-Cola Icecek AS	574,200	4,879,565
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	106,318	9,745,108
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,203,409	52,664,044
Diageo PLC sponsored ADR	447,454	30,180,772
Dr Pepper Snapple Group, Inc.	288,393	10,142,782
Embotelladora Andina SA sponsored ADR	484,400	9,891,448
Molson Coors Brewing Co. Class B	1,697,959	71,416,156
PepsiCo, Inc.	1,691,413	111,903,884
The Coca-Cola Co.	3,810,733	209,590,315
		590,210,447
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	779,053	28,817,170
CVS Caremark Corp.	3,673,025	134,285,794
Kroger Co.	1,078,176	23,353,292
Safeway, Inc.	2,607,969	64,834,109
Wal-Mart Stores, Inc.	1,961,727	109,072,021
Walgreen Co.	2,918,549	108,248,982
		468,611,368
Food Products - 1.2%
Archer Daniels Midland Co.	1,076,805	31,119,665
Ausnutria Dairy Hunan Co. Ltd. Class H	6,631,000	4,628,911
Bunge Ltd.	80,200	4,942,726
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co. (a)	3,096,164	$ 48,578,813
Green Mountain Coffee Roasters, Inc. (a)(c)	242,374	23,466,651
Nestle SA	980,616	50,225,993
Unilever NV (NY Shares)	1,537,319	46,365,541
Viterra, Inc. (a)	535,700	5,058,949
		214,387,249
Household Products - 2.0%
Colgate-Palmolive Co.	277,436	23,654,193
Energizer Holdings, Inc. (a)	471,831	29,612,114
Procter & Gamble Co.	4,753,972	300,783,808
		354,050,115
Personal Products - 0.5%
Avon Products, Inc.	2,380,629	80,631,904
Tobacco - 1.4%
Altria Group, Inc.	3,133,375	64,296,855
British American Tobacco PLC sponsored ADR	1,478,440	101,864,516
Philip Morris International, Inc.	1,321,254	68,916,609
Souza Cruz Industria Comerico	143,300	5,009,357
		240,087,337
TOTAL CONSUMER STAPLES		1,947,978,420
ENERGY - 10.5%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc. (c)	2,013,856	94,329,015
BJ Services Co.	1,173,200	25,106,480
Ensco International Ltd. ADR	562,982	25,210,334
Halliburton Co.	1,915,288	57,707,627
National Oilwell Varco, Inc.	341,333	13,851,293
Noble Corp.	175,300	7,331,046
Pride International, Inc. (a)	1,596,630	48,074,529
Saipem SpA	959,131	37,116,025
Schlumberger Ltd.	110,500	7,012,330
Smith International, Inc.	1,098,048	47,018,415
Transocean Ltd. (a)	414,607	35,813,753
Weatherford International Ltd. (a)	2,657,462	42,147,347
		440,718,194
Oil, Gas & Consumable Fuels - 8.0%
Alpha Natural Resources, Inc. (a)	209,400	10,446,966
Anadarko Petroleum Corp.	699,007	50,908,680
Arch Coal, Inc.	1,607,013	36,720,247
BG Group PLC	4,190,130	72,535,672
BP PLC	1,225,800	11,605,067
Cabot Oil & Gas Corp.	294,700	10,844,960
Canadian Natural Resources Ltd.	149,400	11,058,984
Chesapeake Energy Corp.	1,286,534	30,413,664

	Shares	Value
Chevron Corp.	3,094,744	$ 234,674,438
China Shenhua Energy Co. Ltd. (H Shares)	1,684,000	7,276,711
Concho Resources, Inc. (a)	773,930	38,975,115
ConocoPhillips	189,300	9,686,481
Denbury Resources, Inc. (a)	3,064,787	51,702,957
EXCO Resources, Inc.	769,383	14,141,260
Falkland Oil & Gas Ltd. (a)	485,048	957,099
Frontier Oil Corp.	1,291,813	17,439,476
InterOil Corp. (a)(c)	165,100	10,698,480
Marathon Oil Corp.	1,504,204	47,593,015
Occidental Petroleum Corp.	931,187	78,722,549
Peabody Energy Corp.	248,000	11,333,600
PetroBakken Energy Ltd. Class A	1	26
Petrobank Energy & Resources Ltd. (a)	691,700	37,885,134
Petrohawk Energy Corp. (a)	2,481,843	50,331,776
Plains Exploration & Production Co. (a)	1,289,484	38,671,625
Range Resources Corp.	274,309	12,856,863
Royal Dutch Shell PLC Class B ADR	3,351,200	185,421,896
Southwestern Energy Co. (a)	1,793,170	73,017,882
Suncor Energy, Inc.	2,693,144	87,596,796
Talisman Energy, Inc.	2,291,300	39,192,399
Ultra Petroleum Corp. (a)	549,922	25,642,863
Whiting Petroleum Corp. (a)	565,450	45,710,978
Williams Companies, Inc.	454,700	10,503,570
XTO Energy, Inc.	1,230,400	58,050,272
		1,422,617,501
TOTAL ENERGY		1,863,335,695
FINANCIALS - 16.2%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,025,930	46,536,185
Bank of New York Mellon Corp.	2,930,356	90,489,393
Broadpoint Gleacher Securities Group, Inc. (a)	1,900,589	7,602,356
Charles Schwab Corp.	2,129,220	39,795,122
Evercore Partners, Inc. Class A	182,600	5,478,000
Franklin Resources, Inc.	130,216	14,440,954
Invesco Ltd.	662,090	14,506,392
Janus Capital Group, Inc.	666,552	9,525,028
Morgan Stanley	6,520,815	190,994,671
Nomura Holdings, Inc.	2,347,200	17,222,006
T. Rowe Price Group, Inc.	316,568	17,389,080
TD Ameritrade Holding Corp. (a)	482,700	9,200,262
		463,179,449
Commercial Banks - 4.7%
East West Bancorp, Inc. (a)(h)	1,828,082	28,660,732
FirstMerit Corp.	174,006	3,753,309
Huntington Bancshares, Inc.	4,118,209	22,114,782
Mitsubishi UFJ Financial Group, Inc.	4,707,500	24,673,762
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	3,331,111	$ 198,867,327
Regions Financial Corp.	3,949,411	31,002,876
Sumitomo Mitsui Financial Group, Inc.	3,459,000	114,589,771
SunTrust Banks, Inc.	1,207,900	32,359,641
Wells Fargo & Co.	11,996,441	373,329,244
		829,351,444
Consumer Finance - 0.7%
American Express Co.	1,518,782	62,664,945
Capital One Financial Corp.	489,850	20,284,689
Discover Financial Services	2,205,449	32,861,190
Promise Co. Ltd. (a)	1,751,100	16,279,747
		132,090,571
Diversified Financial Services - 4.0%
Bank of America Corp.	8,149,439	145,467,486
Citigroup, Inc. (a)	11,437,525	46,321,976
CME Group, Inc.	134,253	42,438,716
JPMorgan Chase & Co.	10,327,564	462,158,489
NBH Holdings Corp. Class A (a)(e)	813,800	16,276,000
		712,662,667
Insurance - 3.0%
Allstate Corp.	1,554,146	50,214,457
Berkshire Hathaway, Inc. Class B (a)	701,847	57,039,106
Conseco, Inc. (a)	4,088,900	25,432,958
Genworth Financial, Inc. Class A (a)	1,479,000	27,124,860
MetLife, Inc.	5,056,619	219,153,867
Primerica, Inc.	50,200	753,000
Progressive Corp.	1,779,262	33,966,112
Protective Life Corp.	981,200	21,576,588
Sony Financial Holdings, Inc.	6,205	20,395,687
The First American Corp.	793,105	26,838,673
Unum Group	1,716,900	42,527,613
		525,022,921
Real Estate Investment Trusts - 0.6%
Digital Realty Trust, Inc.	276,236	14,971,991
ProLogis Trust	3,990,010	52,668,132
SL Green Realty Corp.	264,327	15,138,007
Sunstone Hotel Investors, Inc. (a)	1,003,816	11,212,625
U-Store-It Trust	1,813,776	13,059,187
		107,049,942
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA (a)	1,482,300	17,500,098
Forest City Enterprises, Inc. Class A (a)	264,661	3,813,765
Forestar Group, Inc. (a)	359,748	6,792,042
Indiabulls Real Estate Ltd. (a)	5,280,041	17,967,215
		46,073,120

	Shares	Value
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	2,098,300	$ 23,270,147
People's United Financial, Inc.	1,653,800	25,865,432
		49,135,579
TOTAL FINANCIALS		2,864,565,693
HEALTH CARE - 11.4%
Biotechnology - 1.6%
Acorda Therapeutics, Inc. (a)	253,500	8,669,700
AMAG Pharmaceuticals, Inc. (a)	257,536	8,990,582
Amgen, Inc. (a)	810,457	48,432,910
AVEO Pharmaceuticals, Inc.	438,200	3,943,800
Biogen Idec, Inc. (a)	1,397,011	80,132,551
BioMarin Pharmaceutical, Inc. (a)	1,209,517	28,266,412
Genzyme Corp. (a)	1,195,200	61,947,216
Gilead Sciences, Inc. (a)	603,643	27,453,684
Human Genome Sciences, Inc. (a)(c)	393,727	11,890,555
		279,727,410
Health Care Equipment & Supplies - 1.8%
C. R. Bard, Inc.	362,520	31,401,482
CareFusion Corp. (a)	1,295,743	34,246,487
Covidien PLC	1,723,322	86,648,630
Edwards Lifesciences Corp. (a)	506,481	50,080,841
ev3, Inc. (a)	1,119,945	17,762,328
Fisher & Paykel Healthcare Corp.	394,140	917,873
Hologic, Inc. (a)	290,500	5,385,870
Mako Surgical Corp. (a)	1,146,793	15,458,770
Quidel Corp. (a)	1,269,304	18,455,680
Stryker Corp.	642,500	36,763,850
Varian Medical Systems, Inc. (a)	178,800	9,893,004
William Demant Holding AS (a)	281,824	19,943,091
		326,957,906
Health Care Providers & Services - 2.4%
CIGNA Corp.	1,416,739	51,824,313
Express Scripts, Inc. (a)	944,085	96,070,090
Health Net, Inc. (a)	896,994	22,308,241
Henry Schein, Inc. (a)	756,100	44,534,290
Medco Health Solutions, Inc. (a)	1,759,914	113,620,048
Sinopharm Group Co. Ltd. (H Shares)	1,214,400	5,458,681
UnitedHealth Group, Inc.	2,992,489	97,764,616
		431,580,279
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,408,923	27,558,534
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)	589,427	36,184,924
Fluidigm Corp. warrants 8/25/19 (a)	8,933	1,603
Illumina, Inc. (a)	862,164	33,538,180
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	597,428	$ 31,227,562
QIAGEN NV (a)	1,375,070	31,612,859
		132,565,128
Pharmaceuticals - 4.6%
Abbott Laboratories	1,703,537	89,742,329
Allergan, Inc.	1,222,968	79,884,270
Johnson & Johnson	922,498	60,146,870
King Pharmaceuticals, Inc. (a)	1,980,883	23,295,184
Merck & Co., Inc.	6,769,416	252,837,688
Novo Nordisk AS Series B	346,662	26,902,670
Perrigo Co.	191,601	11,250,811
Pfizer, Inc.	14,006,829	240,217,117
Shire PLC sponsored ADR	489,400	32,280,824
		816,557,763
TOTAL HEALTH CARE		2,014,947,020
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.4%
Goodrich Corp.	726,356	51,222,625
Honeywell International, Inc.	657,100	29,746,917
Precision Castparts Corp.	328,521	41,626,896
Raytheon Co.	1,349,712	77,095,549
The Boeing Co.	1,216,950	88,362,740
United Technologies Corp.	1,921,829	141,465,833
		429,520,560
Air Freight & Logistics - 0.4%
FedEx Corp.	724,400	67,658,960
Airlines - 0.2%
Delta Air Lines, Inc. (a)	488,300	7,124,297
Southwest Airlines Co.	2,844,016	37,597,892
		44,722,189
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	314,030	11,402,429
Masco Corp.	1,543,612	23,956,858
Owens Corning (a)	583,330	14,839,915
		50,199,202
Construction & Engineering - 0.2%
Fluor Corp.	395,050	18,373,776
Jacobs Engineering Group, Inc. (a)	297,800	13,457,582
		31,831,358
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	985,275	47,234,084
First Solar, Inc. (a)(c)	602,955	73,952,431
JA Solar Holdings Co. Ltd. ADR (a)	3,518,385	19,738,140
Regal-Beloit Corp.	772,126	45,872,006
Saft Groupe SA	326,816	12,953,774

	Shares	Value
Solarfun Power Holdings Co. Ltd. ADR (a)	379,291	$ 2,962,263
SunPower Corp. Class B (a)	507,456	8,494,813
Vestas Wind Systems AS (a)	96,700	5,255,006
		216,462,517
Industrial Conglomerates - 2.1%
Carlisle Companies, Inc.	387,477	14,762,874
General Electric Co.	15,259,714	277,726,795
Textron, Inc.	1,872,094	39,744,556
Tyco International Ltd.	978,400	37,423,800
		369,658,025
Machinery - 2.9%
Caterpillar, Inc.	1,035,000	65,049,750
Cummins, Inc.	1,440,586	89,244,303
Danaher Corp.	1,073,571	85,789,059
Deere & Co.	1,233,270	73,330,234
Dover Corp.	342,600	16,016,550
Eaton Corp.	992,120	75,172,932
Ingersoll-Rand Co. Ltd.	968,600	33,775,082
Navistar International Corp. (a)	815,623	36,482,817
Timken Co.	289,100	8,675,891
Toro Co.	443,392	21,801,585
Vallourec SA	70,881	14,293,828
		519,632,031
Professional Services - 0.1%
Manpower, Inc.	200,511	11,453,188
Road & Rail - 1.2%
CSX Corp.	1,628,030	82,866,727
Hertz Global Holdings, Inc. (a)	1,591,759	15,901,672
Union Pacific Corp.	1,548,104	113,476,023
		212,244,422
TOTAL INDUSTRIALS		1,953,382,452
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.8%
Aruba Networks, Inc. (a)(c)	2,361,676	32,260,494
Ciena Corp. (a)(c)	1,747,729	26,635,390
CommScope, Inc. (a)	263,216	7,375,312
Juniper Networks, Inc. (a)	1,900,193	58,297,921
Sycamore Networks, Inc.	1,248,032	25,097,924
		149,667,041
Computers & Peripherals - 2.2%
A-DATA Technology Co. Ltd. (a)	2,014,000	5,723,015
Apple, Inc. (a)	683,928	160,675,205
Hewlett-Packard Co.	157,600	8,376,440
Lexmark International, Inc. Class A (a)	587,637	21,201,943
SanDisk Corp. (a)	5,479,901	189,768,972
		385,745,575
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	1,672,004	57,500,218
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
BYD Co. Ltd. (H Shares) (a)(c)	1,432,500	$ 14,271,034
Corning, Inc.	159,803	3,229,619
Tyco Electronics Ltd.	312,000	8,573,760
		83,574,631
Internet Software & Services - 1.9%
eBay, Inc. (a)	5,860,253	157,933,818
Google, Inc. Class A (a)	123,507	70,029,704
Monster Worldwide, Inc. (a)	860,524	14,293,304
WebMD Health Corp. (a)(c)	1,834,419	85,080,353
		327,337,179
IT Services - 0.1%
Heartland Payment Systems, Inc.	40,335	750,231
Paychex, Inc.	507,400	15,577,180
		16,327,411
Semiconductors & Semiconductor Equipment - 10.0%
Analog Devices, Inc.	1,963,062	56,575,447
Applied Materials, Inc.	15,726,146	211,988,448
Applied Micro Circuits Corp. (a)	429,220	3,704,169
ASML Holding NV (NY Shares)	6,767,400	239,565,960
ATMI, Inc. (a)	1,516,897	29,291,281
Avago Technologies Ltd.	1,358,075	27,922,022
Broadcom Corp. Class A	380,449	12,623,298
Brooks Automation, Inc. (a)(d)	3,437,440	30,318,221
Cymer, Inc. (a)	863,297	32,200,978
Entegris, Inc. (a)	2,820,976	14,217,719
Inotera Memories, Inc. (a)	69,831,698	56,318,547
Intel Corp.	7,902,901	175,918,576
KLA-Tencor Corp.	3,665,681	113,342,857
Kulicke & Soffa Industries, Inc. (a)	2,140,876	15,521,351
Lam Research Corp. (a)	3,242,145	120,996,851
Marvell Technology Group Ltd. (a)	4,315,834	87,956,697
MEMC Electronic Materials, Inc. (a)	667,000	10,225,110
Micron Technology, Inc. (a)	22,817,702	237,075,924
NVIDIA Corp. (a)	1,654,890	28,761,988
Photronics, Inc. (a)	1,852,538	9,429,418
ReneSola Ltd. sponsored ADR (a)	876,848	5,190,940
Samsung Electronics Co. Ltd.	209,410	151,396,393
Skyworks Solutions, Inc. (a)	443,100	6,912,360
Tokyo Electron Ltd.	318,300	21,152,126
Varian Semiconductor Equipment Associates, Inc. (a)	1,570,042	51,999,791
Xilinx, Inc.	893,005	22,771,628
		1,773,378,100
Software - 3.1%
Citrix Systems, Inc. (a)	250,518	11,892,089

	Shares	Value
Microsoft Corp.	18,210,276	$ 533,014,775
Oracle Corp.	450,285	11,567,822
		556,474,686
TOTAL INFORMATION TECHNOLOGY		3,292,504,623
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	403,104	29,809,541
Albemarle Corp.	872,391	37,190,028
Clariant AG (Reg.) (a)	738,383	9,391,744
Dow Chemical Co.	2,774,500	82,041,965
E.I. du Pont de Nemours & Co.	366,654	13,654,195
Lubrizol Corp.	32,800	3,008,416
Monsanto Co.	942,946	67,345,203
Praxair, Inc.	398,232	33,053,256
Solutia, Inc. (a)	1,171,900	18,879,309
The Mosaic Co.	366,100	22,247,897
Wacker Chemie AG	117,182	17,473,861
		334,095,415
Construction Materials - 0.1%
HeidelbergCement AG	122,434	6,829,847
Martin Marietta Materials, Inc. (c)	54,000	4,511,700
		11,341,547
Containers & Packaging - 0.3%
Ball Corp.	228,629	12,204,216
Boise, Inc. (a)	125,400	768,702
Owens-Illinois, Inc. (a)	750,700	26,679,878
Pactiv Corp. (a)	200,600	5,051,108
Rexam PLC	2,307,000	10,256,421
		54,960,325
Metals & Mining - 1.0%
Allegheny Technologies, Inc.	271,500	14,658,285
AngloGold Ashanti Ltd. sponsored ADR	1,348,527	51,176,600
Commercial Metals Co.	336,100	5,061,666
Freeport-McMoRan Copper & Gold, Inc.	655,600	54,768,824
Globe Specialty Metals, Inc.	2,121,533	23,739,954
Ivanhoe Mines Ltd. (a)	514,200	8,987,740
Nucor Corp.	473,600	21,491,968
		179,885,037
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	585,536	26,507,215
TOTAL MATERIALS		606,789,539
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	32,030,346	$ 167,198,406
Verizon Communications, Inc.	2,673,479	82,931,319
		250,129,725
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L sponsored ADR	900,800	45,346,272
American Tower Corp. Class A (a)	2,472,263	105,343,126
Clearwire Corp.:
rights 6/21/10 (a)(c)	4,098,941	758,304
Class A (a)(c)	4,098,941	29,307,428
Meru Networks, Inc. (a)	429,825	8,239,745
NII Holdings, Inc. (a)	2,075,953	86,484,202
Sprint Nextel Corp. (a)	4,389,700	16,680,860
		292,159,937
TOTAL TELECOMMUNICATION SERVICES		542,289,662
UTILITIES - 3.4%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	2,490,800	85,135,544
Entergy Corp.	1,203,894	97,936,777
FirstEnergy Corp.	1,944,915	76,026,727
		259,099,048
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	1,124,044	12,364,484
Constellation Energy Group, Inc.	1,555,200	54,603,072
		66,967,556
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	3,897,573	55,969,148
CMS Energy Corp.	2,226,950	34,428,647
PG&E Corp.	2,989,600	126,818,832
TECO Energy, Inc.	2,307,383	36,664,316
Wisconsin Energy Corp.	262,500	12,970,125
		266,851,068
TOTAL UTILITIES		592,917,672
TOTAL COMMON STOCKS (Cost $15,400,524,180)		17,423,456,456
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50%	46,800	5,538,780

	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	412,471	$ 2,887,297
TOTAL CONVERTIBLE PREFERRED STOCKS		8,426,077
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	119,500	7,293,250
Volkswagen AG	99,200	9,097,883
		16,391,133
TOTAL PREFERRED STOCKS (Cost $28,155,480)		24,817,210
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 4/8/10 to 5/13/10 (f) (Cost $10,898,984)	$ 10,900,000	10,898,587
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.19% (g)	216,137,081	216,137,081
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(g)	140,571,970	140,571,970
TOTAL MONEY MARKET FUNDS (Cost $356,709,051)		356,709,051
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $15,796,287,695)	17,815,881,304
NET OTHER ASSETS - (0.8)%	(133,421,120)
NET ASSETS - 100%	$ 17,682,460,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,467 CME E-mini S&P 500 Index Contracts	June 2010	$ 85,467,420	$ 1,358,046
The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,276,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,998,817.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,972,857 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 16,513,896
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 111,775
Fidelity Securities Lending Cash Central Fund	237,841
Total	$ 349,616
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 31,994,169	$ 1,404,199	$ 4,423,795	$ -	$ -
Brooks Automation, Inc.	29,493,235	-	-	-	30,318,221
Sycamore Networks, Inc.	31,844,550	-	5,482,797	-	-
Total	$ 93,331,954	$ 1,404,199	$ 9,906,592	$ -	$ 30,318,221
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,761,136,813	$ 1,756,824,688	$ -	$ 4,312,125
Consumer Staples	1,947,978,420	1,947,978,420	-	-
Energy	1,868,874,475	1,851,730,628	17,143,847	-
Financials	2,864,565,693	2,625,714,988	222,574,705	16,276,000
Health Care	2,017,834,317	2,014,945,417	-	2,888,900
Industrials	1,953,382,452	1,953,382,452	-	-
Information Technology	3,292,504,623	3,271,352,497	21,152,126	-
Materials	606,789,539	606,789,539	-	-
Telecommunication Services	542,289,662	542,289,662	-	-
Utilities	592,917,672	592,917,672	-	-
U.S. Government and Government Agency Obligations	10,898,587	-	10,898,587	-
Money Market Funds	356,709,051	356,709,051	-	-
Total Investments in Securities:	$ 17,815,881,304	$ 17,520,635,014	$ 271,769,265	$ 23,477,025
Derivative Instruments:
Assets
Futures Contracts	$ 1,358,046	$ 1,358,046	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,678,872
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(201,847)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 23,477,025
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ (201,847)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $16,096,220,648. Net unrealized appreciation aggregated $1,719,660,656, of which $2,768,241,930 related to appreciated investment securities and $1,048,581,274 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2010

1.830301.104

VDSC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.7%
Cooper Tire & Rubber Co.	12,135	$ 230,808
Standard Motor Products, Inc.	7,800	77,376
Superior Industries International, Inc.	1,528	24,570
		332,754
Diversified Consumer Services - 1.5%
Capella Education Co. (a)	672	62,388
Corinthian Colleges, Inc. (a)(c)	16,350	287,597
DeVry, Inc.	1,548	100,930
Regis Corp.	2,689	50,231
Steiner Leisure Ltd. (a)	3,485	154,455
Strayer Education, Inc.	203	49,435
		705,036
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	5,500	59,015
Bally Technologies, Inc. (a)	2,401	97,337
Bob Evans Farms, Inc.	5,335	164,905
Cracker Barrel Old Country Store, Inc.	4,029	186,865
Domino's Pizza, Inc. (a)	8,582	117,058
Papa John's International, Inc. (a)	6,136	157,757
WMS Industries, Inc. (a)	4,152	174,135
		957,072
Household Durables - 2.1%
American Greetings Corp. Class A	9,254	192,853
Beazer Homes USA, Inc. (a)	17,000	77,180
M/I Homes, Inc. (a)	5,334	78,143
Meritage Homes Corp. (a)(c)	6,319	132,699
Ryland Group, Inc.	4,054	90,972
Standard Pacific Corp. (a)	41,953	189,628
Tempur-Pedic International, Inc. (a)(c)	4,185	126,220
Tupperware Brands Corp.	2,866	138,199
		1,025,894
Internet & Catalog Retail - 1.0%
HSN, Inc. (a)	9,000	264,960
Netflix, Inc. (a)	1,589	117,173
Orbitz Worldwide, Inc. (a)	3,069	21,821
Shutterfly, Inc. (a)	3,893	93,782
		497,736
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (c)	4,253	217,583
Media - 1.0%
Cinemark Holdings, Inc.	3,911	71,728
Journal Communications, Inc. Class A	8,663	36,385
National CineMedia, Inc.	9,968	172,048
Valassis Communications, Inc. (a)	7,283	202,686
		482,847
Multiline Retail - 0.4%
Dillard's, Inc. Class A	7,880	185,968
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	5,928	170,904

	Shares	Value
Asbury Automotive Group, Inc. (a)	10,290	$ 136,857
Finish Line, Inc. Class A	14,602	238,305
Group 1 Automotive, Inc. (a)(c)	900	28,674
J. Crew Group, Inc. (a)	2,322	106,580
Jo-Ann Stores, Inc. (a)	6,921	290,544
Rent-A-Center, Inc. (a)	12,278	290,375
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	17,180	188,980
Tractor Supply Co.	1,677	97,350
		1,548,569
Textiles, Apparel & Luxury Goods - 2.7%
Carter's, Inc. (a)	2,611	78,722
Fossil, Inc. (a)(c)	6,323	238,630
Jones Apparel Group, Inc.	16,755	318,680
Liz Claiborne, Inc. (a)	18,200	135,226
Maidenform Brands, Inc. (a)	11,210	244,939
Oxford Industries, Inc.	10,009	203,483
Warnaco Group, Inc. (a)	2,067	98,617
		1,318,297
TOTAL CONSUMER DISCRETIONARY		7,271,756
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	2,624	153,924
Food & Staples Retailing - 0.5%
Andersons, Inc.	7,256	242,931
Food Products - 2.2%
American Italian Pasta Co. Class A (a)	2,525	98,147
Darling International, Inc. (a)	20,541	184,047
Diamond Foods, Inc. (c)	6,017	252,955
Lancaster Colony Corp.	4,606	271,570
TreeHouse Foods, Inc. (a)(c)	5,465	239,750
		1,046,469
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	22,734	204,606
Tobacco - 0.3%
Universal Corp.	2,846	149,956
TOTAL CONSUMER STAPLES		1,797,886
ENERGY - 4.6%
Energy Equipment & Services - 2.4%
Bronco Drilling Co., Inc. (a)	40,068	188,320
Cal Dive International, Inc. (a)	11,245	82,426
Carbo Ceramics, Inc. (c)	393	24,500
Complete Production Services, Inc. (a)	17,581	203,061
Geokinetics, Inc. (a)	5,500	39,655
ION Geophysical Corp. (a)	28,920	142,286
Newpark Resources, Inc. (a)	33,027	173,392
OYO Geospace Corp. (a)	4,089	195,495
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pioneer Drilling Co. (a)	5,531	$ 38,938
Willbros Group, Inc. (a)	7,875	94,579
		1,182,652
Oil, Gas & Consumable Fuels - 2.2%
Alon USA Energy, Inc.	3,742	27,130
Bill Barrett Corp. (a)	2,184	67,071
Cloud Peak Energy, Inc.	5,983	99,557
Gulfport Energy Corp. (a)	18,378	206,569
Petroquest Energy, Inc. (a)	38,538	193,846
Stone Energy Corp. (a)(c)	7,841	139,178
Western Refining, Inc. (a)(c)	4,000	22,000
World Fuel Services Corp.	10,614	282,757
		1,038,108
TOTAL ENERGY		2,220,760
FINANCIALS - 17.1%
Capital Markets - 1.7%
Broadpoint Gleacher Securities Group, Inc. (a)	49,161	196,644
Knight Capital Group, Inc. Class A (a)(c)	4,023	61,351
NGP Capital Resources Co.	12,021	102,419
PennantPark Investment Corp.	22,513	233,235
Piper Jaffray Companies (a)	927	37,358
Prospect Capital Corp.	5,500	66,825
Stifel Financial Corp. (a)(c)	2,122	114,058
		811,890
Commercial Banks - 5.8%
Alliance Financial Corp.	1,869	55,098
Bancorp Rhode Island, Inc.	1,862	50,926
Bank of the Ozarks, Inc.	7,168	252,242
Cardinal Financial Corp.	1,609	17,184
Community Bank System, Inc. (c)	11,399	259,669
CVB Financial Corp.	15,339	152,316
Financial Institutions, Inc.	3,041	44,459
First Financial Bancorp, Ohio	14,272	253,899
First Financial Bankshares, Inc.	655	33,765
International Bancshares Corp.	12,217	280,869
Merchants Bancshares, Inc.	1,596	34,649
NBT Bancorp, Inc.	1,400	31,990
Prosperity Bancshares, Inc.	7,401	303,441
Renasant Corp.	4,337	70,173
S&T Bancorp, Inc. (c)	4,060	84,854
Signature Bank, New York (a)	2,769	102,591
Southside Bancshares, Inc.	7,494	161,646
Southwest Bancorp, Inc., Oklahoma	4,164	34,436
Tompkins Financial Corp. (c)	1,699	61,980
Washington Trust Bancorp, Inc.	4,581	85,390
WesBanco, Inc.	7,570	123,088
Westamerica Bancorp.	1,192	68,719

	Shares	Value
Wilshire Bancorp, Inc.	11,607	$ 128,025
Wintrust Financial Corp.	3,397	126,402
		2,817,811
Consumer Finance - 1.1%
EZCORP, Inc. (non-vtg.) Class A (a)	3,041	62,645
Nelnet, Inc. Class A	13,031	241,855
World Acceptance Corp. (a)(c)	5,946	214,532
		519,032
Diversified Financial Services - 0.9%
Encore Capital Group, Inc. (a)(c)	7,570	124,527
MarketAxess Holdings, Inc.	3,876	60,969
NewStar Financial, Inc. (a)(c)	22,663	144,590
PHH Corp. (a)	4,526	106,678
		436,764
Insurance - 1.7%
Amerisafe, Inc. (a)	2,013	32,953
Aspen Insurance Holdings Ltd.	6,100	175,924
FBL Financial Group, Inc. Class A	8,109	198,508
First Mercury Financial Corp.	6,248	81,411
Nymagic, Inc.	6,676	141,731
Platinum Underwriters Holdings Ltd.	2,412	89,437
SeaBright Insurance Holdings, Inc.	9,954	109,594
		829,558
Real Estate Investment Trusts - 5.1%
Ashford Hospitality Trust, Inc. (a)	22,931	164,415
BioMed Realty Trust, Inc.	9,003	148,910
CapLease, Inc.	6,720	37,296
Cedar Shopping Centers, Inc.	3,500	27,685
Colonial Properties Trust (SBI)	5,057	65,134
Crexus Investment Corp.	4,677	62,531
Dynex Capital, Inc.	3,669	33,021
Extra Space Storage, Inc.	7,580	96,114
First Industrial Realty Trust, Inc. (a)(c)	36,890	286,266
Healthcare Realty Trust, Inc.	4,689	109,207
Highwoods Properties, Inc. (SBI)	3,070	97,411
Home Properties, Inc.	653	30,560
Invesco Mortgage Capital, Inc.	2,606	59,938
LaSalle Hotel Properties (SBI)	2,920	68,036
MFA Financial, Inc.	4,846	35,667
Mid-America Apartment Communities, Inc.	1,259	65,204
Mission West Properties, Inc.	6,854	47,156
National Health Investors, Inc.	3,988	154,575
National Retail Properties, Inc.	7,195	164,262
Nationwide Health Properties, Inc.	2,028	71,284
Omega Healthcare Investors, Inc.	14,431	281,260
Parkway Properties, Inc.	1,780	33,428
PS Business Parks, Inc.	1,558	83,197
Saul Centers, Inc.	5,200	215,280
Washington (REIT) (SBI) (c)	1,850	56,518
		2,494,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Dime Community Bancshares, Inc.	6,375	$ 80,516
Flushing Financial Corp.	9,519	120,511
Meridian Interstate Bancorp, Inc. (a)	3,204	33,322
NASB Financial, Inc.	816	18,866
Provident New York Bancorp	8,059	76,399
United Financial Bancorp, Inc.	3,182	44,484
		374,098
TOTAL FINANCIALS		8,283,508
HEALTH CARE - 13.0%
Biotechnology - 3.1%
Acorda Therapeutics, Inc. (a)	1,016	34,747
Alkermes, Inc. (a)	2,440	31,647
Alnylam Pharmaceuticals, Inc. (a)	367	6,246
AMAG Pharmaceuticals, Inc. (a)	288	10,054
ArQule, Inc. (a)	14,728	84,833
Celldex Therapeutics, Inc. (a)	8,511	52,258
Cepheid, Inc. (a)(c)	1,358	23,738
Cubist Pharmaceuticals, Inc. (a)(c)	5,620	126,675
Exelixis, Inc. (a)	33,738	204,790
Human Genome Sciences, Inc. (a)(c)	7,327	221,275
Idera Pharmaceuticals, Inc. (a)	7,000	43,470
Incyte Corp. (a)	2,066	28,841
InterMune, Inc. (a)	994	44,303
Isis Pharmaceuticals, Inc. (a)(c)	1,675	18,291
Martek Biosciences (a)(c)	1,688	37,997
Medivation, Inc. (a)	3,770	39,547
Nabi Biopharmaceuticals (a)	6,972	38,137
ONYX Pharmaceuticals, Inc. (a)(c)	2,160	65,405
Osiris Therapeutics, Inc. (a)(c)	14,378	106,397
PDL BioPharma, Inc. (c)	2,142	13,302
Regeneron Pharmaceuticals, Inc. (a)	1,906	50,490
Savient Pharmaceuticals, Inc. (a)(c)	1,388	20,057
Seattle Genetics, Inc. (a)	4,047	48,321
Theravance, Inc. (a)	606	8,072
Vanda Pharmaceuticals, Inc. (a)	7,045	81,299
Zymogenetics, Inc. (a)	9,225	52,859
		1,493,051
Health Care Equipment & Supplies - 3.5%
American Medical Systems Holdings, Inc. (a)(c)	14,082	261,644
Cantel Medical Corp.	7,194	142,801
ev3, Inc. (a)(c)	10,643	168,798
Haemonetics Corp. (a)	1,271	72,638
Invacare Corp.	6,779	179,915
Kensey Nash Corp. (a)(c)	3,041	71,737
Meridian Bioscience, Inc.	5,759	117,311
Quidel Corp. (a)(c)	7,791	113,281
Sirona Dental Systems, Inc. (a)(c)	881	33,504
Steris Corp.	7,198	242,285

	Shares	Value
Symmetry Medical, Inc. (a)	5,284	$ 53,051
Thoratec Corp. (a)(c)	2,836	94,864
Young Innovations, Inc.	5,063	142,574
		1,694,403
Health Care Providers & Services - 4.4%
Amedisys, Inc. (a)(c)	4,621	255,172
American Dental Partners, Inc. (a)	4,359	56,885
AMN Healthcare Services, Inc. (a)	7,044	61,987
AmSurg Corp. (a)(c)	5,535	119,501
Chemed Corp.	1,137	61,830
Continucare Corp. (a)	15,626	57,816
Cross Country Healthcare, Inc. (a)	4,301	43,483
Emergency Medical Services Corp. Class A (a)	2,850	161,168
Genoptix, Inc. (a)(c)	4,135	146,751
Hanger Orthopedic Group, Inc. (a)	5,741	104,371
Healthspring, Inc. (a)	6,254	110,070
InVentiv Health, Inc. (a)(c)	7,000	157,220
Magellan Health Services, Inc. (a)	1,632	70,959
Molina Healthcare, Inc. (a)	833	20,967
NightHawk Radiology Holdings, Inc. (a)	19,256	61,234
Odyssey Healthcare, Inc. (a)	8,099	146,673
Owens & Minor, Inc.	2,446	113,470
PharMerica Corp. (a)	8,006	145,869
Providence Service Corp. (a)	6,726	102,168
RehabCare Group, Inc. (a)	674	18,380
Virtual Radiologic Corp. (a)(c)	10,820	119,020
		2,134,994
Life Sciences Tools & Services - 0.4%
Accelrys, Inc. (a)	3,650	22,484
Affymetrix, Inc. (a)	5,763	42,300
Cambrex Corp. (a)	11,500	46,575
Dionex Corp. (a)(c)	259	19,368
Kendle International, Inc. (a)	2,860	49,993
		180,720
Pharmaceuticals - 1.6%
Caraco Pharmaceutical Laboratories Ltd. (a)	5,248	31,436
Impax Laboratories, Inc. (a)	10,000	178,800
Inspire Pharmaceuticals, Inc. (a)(c)	6,187	38,607
Medicis Pharmaceutical Corp. Class A	6,402	161,074
Nektar Therapeutics (a)(c)	4,898	74,499
Par Pharmaceutical Companies, Inc. (a)	2,423	60,090
Santarus, Inc. (a)	7,500	40,350
Valeant Pharmaceuticals International (a)(c)	4,500	193,095
		777,951
TOTAL HEALTH CARE		6,281,119
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.1%
AAR Corp. (a)	8,518	211,417
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Cubic Corp.	4,661	$ 167,796
GenCorp, Inc. (non-vtg.) (a)(c)	26,202	150,924
		530,137
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)(c)	5,869	164,215
Airlines - 0.9%
Allegiant Travel Co. (a)(c)	4,469	258,576
SkyWest, Inc.	11,014	157,280
UAL Corp. (a)(c)	1,359	26,568
		442,424
Building Products - 0.3%
Gibraltar Industries, Inc. (a)	8,263	104,196
Universal Forest Products, Inc.	907	34,938
		139,134
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	2,000	42,400
American Reprographics Co. (a)	2,573	23,080
ATC Technology Corp. (a)	3,082	52,887
Cenveo, Inc. (a)	10,684	92,523
Consolidated Graphics, Inc. (a)	5,147	213,137
HNI Corp.	3,867	102,978
M&F Worldwide Corp. (a)	4,087	125,062
Metalico, Inc. (a)(c)	25,902	155,153
Schawk, Inc. Class A	7,737	140,272
Tetra Tech, Inc. (a)	2,984	68,751
Waste Services, Inc. (a)	8,971	88,723
		1,104,966
Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	10,693	133,556
Dycom Industries, Inc. (a)	9,834	86,244
EMCOR Group, Inc. (a)	6,402	157,681
Sterling Construction Co., Inc. (a)	1,000	15,720
		393,201
Electrical Equipment - 1.5%
A.O. Smith Corp.	3,300	173,481
AZZ, Inc.	90	3,047
Belden, Inc.	4,808	132,028
Brady Corp. Class A	2,757	85,798
Encore Wire Corp.	3,540	73,632
EnerSys (a)	4,964	122,412
GrafTech International Ltd. (a)	771	10,540
Regal-Beloit Corp.	1,660	98,621
		699,559
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	2,767	81,599
Machinery - 2.9%
Actuant Corp. Class A	4,450	86,998
Altra Holdings, Inc. (a)	18,400	252,632
Briggs & Stratton Corp. (c)	13,927	271,577

	Shares	Value
Columbus McKinnon Corp. (NY Shares) (a)	1,311	$ 20,806
Lindsay Corp.	5,605	232,103
Nordson Corp.	3,181	216,054
Tennant Co.	5,887	161,245
Watts Water Technologies, Inc. Class A	4,660	144,740
		1,386,155
Professional Services - 1.5%
Diamond Management & Technology Consultants, Inc.	10,500	82,425
Kelly Services, Inc. Class A (non-vtg.) (a)	9,531	158,786
On Assignment, Inc. (a)	30,531	217,686
SFN Group, Inc. (a)	29,097	233,067
Towers Watson & Co.	627	29,783
		721,747
Road & Rail - 0.8%
Celadon Group, Inc. (a)	7,733	107,798
Dollar Thrifty Automotive Group, Inc. (a)(c)	3,556	114,254
Universal Truckload Services, Inc.	1,500	26,370
Werner Enterprises, Inc.	6,669	154,521
		402,943
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	4,940	46,782
Beacon Roofing Supply, Inc. (a)(c)	12,175	232,908
Watsco, Inc. (c)	1,055	60,008
		339,698
TOTAL INDUSTRIALS		6,405,778
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.4%
3Com Corp. (a)	17,186	132,160
ADC Telecommunications, Inc. (a)	15,994	116,916
Arris Group, Inc. (a)	5,667	68,061
Blue Coat Systems, Inc. (a)(c)	7,136	221,501
Oplink Communications, Inc. (a)(c)	12,064	223,667
Plantronics, Inc.	5,134	160,592
Polycom, Inc. (a)(c)	1,297	39,662
Powerwave Technologies, Inc. (a)	8,202	10,253
Tekelec (a)	10,673	193,822
		1,166,634
Computers & Peripherals - 0.8%
Cray, Inc. (a)	9,437	56,150
Quantum Corp. (a)	54,698	143,856
Rimage Corp. (a)	3,471	50,191
Synaptics, Inc. (a)(c)	5,178	142,965
		393,162
Electronic Equipment & Components - 3.0%
Agilysys, Inc.	5,173	57,782
Anixter International, Inc. (a)	2,579	120,826
Benchmark Electronics, Inc. (a)	13,439	278,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Brightpoint, Inc. (a)	21,986	$ 165,555
Checkpoint Systems, Inc. (a)(c)	5,253	116,196
CPI International, Inc. (a)	2,827	37,486
CTS Corp.	5,020	47,288
Daktronics, Inc.	1,871	14,257
Insight Enterprises, Inc. (a)	5,057	72,619
Newport Corp. (a)	9,400	117,500
OSI Systems, Inc. (a)	5,021	140,839
ScanSource, Inc. (a)	4,787	137,770
SYNNEX Corp. (a)	4,045	119,570
TTM Technologies, Inc. (a)(c)	4,022	35,715
		1,462,128
Internet Software & Services - 0.9%
Digital River, Inc. (a)(c)	1,874	56,782
EarthLink, Inc.	19,741	168,588
j2 Global Communications, Inc. (a)(c)	6,160	144,144
ValueClick, Inc. (a)	7,379	74,823
		444,337
IT Services - 2.8%
Acxiom Corp. (a)	14,482	259,807
CACI International, Inc. Class A (a)(c)	3,273	159,886
CSG Systems International, Inc. (a)	6,306	132,174
Lionbridge Technologies, Inc. (a)	52,325	189,940
Maximus, Inc.	1,088	66,292
SAIC, Inc. (a)	5,688	100,678
Teletech Holdings, Inc. (a)	6,623	113,121
Unisys Corp. (a)	1,780	62,104
VeriFone Holdings, Inc. (a)	7,203	145,573
Wright Express Corp. (a)	4,084	123,010
		1,352,585
Semiconductors & Semiconductor Equipment - 4.4%
Amkor Technology, Inc. (a)(c)	7,460	52,742
Atheros Communications, Inc. (a)(c)	8,864	343,111
Diodes, Inc. (a)	4,692	105,101
DSP Group, Inc. (a)	20,275	168,891
Entropic Communications, Inc. (a)	24,961	126,802
Lattice Semiconductor Corp. (a)	74,333	272,802
MKS Instruments, Inc. (a)(c)	6,365	124,690
PMC-Sierra, Inc. (a)	21,233	189,398
RF Micro Devices, Inc. (a)(c)	23,045	114,764
Semtech Corp. (a)(c)	2,829	49,309
Sigma Designs, Inc. (a)	14,866	174,378
Skyworks Solutions, Inc. (a)(c)	21,489	335,228
Tessera Technologies, Inc. (a)	1,972	39,992
		2,097,208
Software - 3.5%
Actuate Corp. (a)	13,836	77,343
Informatica Corp. (a)(c)	3,964	106,473
Jack Henry & Associates, Inc.	12,428	299,018
JDA Software Group, Inc. (a)	1,381	38,419

	Shares	Value
Lawson Software, Inc. (a)	13,001	$ 85,937
Manhattan Associates, Inc. (a)	5,062	128,980
MicroStrategy, Inc. Class A (a)	1,446	123,011
Monotype Imaging Holdings, Inc. (a)(c)	6,217	60,491
Net 1 UEPS Technologies, Inc. (a)	10,383	190,943
Quest Software, Inc. (a)	9,959	177,171
Renaissance Learning, Inc.	2,488	40,380
Solera Holdings, Inc.	5,779	223,358
SonicWALL, Inc. (a)	10,506	91,297
TIBCO Software, Inc. (a)	5,811	62,701
		1,705,522
TOTAL INFORMATION TECHNOLOGY		8,621,576
MATERIALS - 5.2%
Chemicals - 2.4%
A. Schulman, Inc.	5,966	145,988
H.B. Fuller Co.	5,976	138,703
Innophos Holdings, Inc.	9,616	268,286
OM Group, Inc. (a)	5,532	187,424
OMNOVA Solutions, Inc. (a)	20,673	162,283
PolyOne Corp. (a)	9,721	99,543
W.R. Grace & Co. (a)(c)	3,255	90,359
Westlake Chemical Corp. (c)	3,425	88,331
		1,180,917
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	4,917	224,068
Silgan Holdings, Inc.	3,556	214,178
		438,246
Metals & Mining - 0.4%
Worthington Industries, Inc.	11,756	203,261
Paper & Forest Products - 1.5%
Buckeye Technologies, Inc. (a)	13,703	179,235
Domtar Corp. (a)(c)	4,260	274,387
Glatfelter	11,804	171,040
Neenah Paper, Inc.	5,401	85,552
		710,214
TOTAL MATERIALS		2,532,638
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Consolidated Communications Holdings, Inc.	8,059	152,799
HickoryTech Corp.	3,528	31,152
		183,951
UTILITIES - 1.7%
Electric Utilities - 0.5%
IDACORP, Inc.	761	26,346
Portland General Electric Co.	2,919	56,366
UIL Holdings Corp.	5,069	139,398
		222,110
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	1,800	$ 53,640
New Jersey Resources Corp.	1,928	72,416
Nicor, Inc.	462	19,367
Northwest Natural Gas Co.	1,105	51,493
Piedmont Natural Gas Co., Inc. (c)	2,952	81,416
Southwest Gas Corp.	3,306	98,916
		377,248
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp. (c)	4,560	138,396
Multi-Utilities - 0.1%
Avista Corp.	3,481	72,092
TOTAL UTILITIES		809,846
TOTAL COMMON STOCKS (Cost $38,797,146)		44,408,818
Investment Companies - 0.7%

Ares Capital Corp. (Cost $287,291)	21,506	319,149
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.53% 5/6/10 to 6/3/10 (d) (Cost $259,855)	$ 260,000	259,956
Money Market Funds - 25.1%
	Shares
Fidelity Cash Central Fund, 0.19% (e)	3,176,592	3,176,592
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	8,944,318	8,944,318
TOTAL MONEY MARKET FUNDS (Cost $12,120,910)		12,120,910
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $26,000)	$ 26,000	26,000
TOTAL INVESTMENT PORTFOLIO - 118.2% (Cost $51,491,202)	57,134,833
NET OTHER ASSETS - (18.2)%	(8,784,950)
NET ASSETS - 100%	$ 48,349,883
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 NYFE Russell 2000 Mini Index Contracts	June 2010	$ 3,453,210	$ 11,943
The face value of futures purchased as a percentage of net assets - 7.1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $259,956.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 15,108
Bank of America, NA	6,075
Barclays Capital, Inc.	2,007
Mizuho Securities USA, Inc.	2,409
Wachovia Capital Markets LLC	401
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 377
Fidelity Securities Lending Cash Central Fund	13,887
Total	$ 14,264
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,271,756	$ 7,271,756	$ -	$ -
Consumer Staples	1,797,886	1,797,886	-	-
Energy	2,220,760	2,220,760	-	-
Financials	8,283,508	8,283,508	-	-
Health Care	6,281,119	6,281,119	-	-
Industrials	6,405,778	6,405,778	-	-
Information Technology	8,621,576	8,621,576	-	-
Materials	2,532,638	2,532,638	-	-
Telecommunication Services	183,951	183,951	-	-
Utilities	809,846	809,846	-	-
Investment Companies	319,149	319,149	-	-
U.S. Government and Government Agency Obligations	259,956	-	259,956	-
Money Market Funds	12,120,910	12,120,910	-	-
Cash Equivalents	26,000	-	26,000	-
Total Investments in Securities:	$ 57,134,833	$ 56,848,877	$ 285,956	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,943	$ 11,943	$ -	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $51,508,886. Net unrealized appreciation aggregated $5,625,947, of which $8,085,211 related to appreciated investment securities and $2,459,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Index 500 Portfolio

March 31, 2010

1.799879.106

VIPIDX-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Johnson Controls, Inc.	131,967	$ 4,353,591
The Goodyear Tire & Rubber Co. (a)	47,585	601,474
		4,955,065
Automobiles - 0.5%
Ford Motor Co. (a)(c)	661,717	8,317,783
Harley-Davidson, Inc. (c)	46,030	1,292,062
		9,609,845
Distributors - 0.1%
Genuine Parts Co.	31,178	1,316,959
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	25,255	1,547,879
DeVry, Inc. (c)	12,163	793,028
H&R Block, Inc.	65,919	1,173,358
		3,514,265
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	85,267	3,315,181
Darden Restaurants, Inc.	27,470	1,223,514
International Game Technology	58,274	1,075,155
Marriott International, Inc. Class A (c)	50,008	1,576,252
McDonald's Corp.	211,379	14,103,207
Starbucks Corp.	146,046	3,544,536
Starwood Hotels & Resorts Worldwide, Inc. (c)	36,700	1,711,688
Wyndham Worldwide Corp.	35,131	903,921
Wynn Resorts Ltd. (c)	13,564	1,028,558
Yum! Brands, Inc.	92,192	3,533,719
		32,015,731
Household Durables - 0.4%
D.R. Horton, Inc. (c)	54,341	684,697
Fortune Brands, Inc. (c)	29,857	1,448,363
Harman International Industries, Inc.	13,642	638,173
Leggett & Platt, Inc.	29,165	631,131
Lennar Corp. Class A (c)	31,965	550,118
Newell Rubbermaid, Inc.	54,576	829,555
Pulte Group, Inc. (a)(c)	62,332	701,235
Stanley Black & Decker, Inc.	30,925	1,775,404
Whirlpool Corp. (c)	14,696	1,282,226
		8,540,902
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)(c)	67,247	9,127,435
Expedia, Inc.	41,540	1,036,838
Priceline.com, Inc. (a)(c)	8,955	2,283,525
		12,447,798
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (a)(c)	52,777	305,579
Hasbro, Inc. (c)	24,112	923,007
Mattel, Inc. (c)	71,443	1,624,614
		2,853,200

	Shares	Value
Media - 3.0%
CBS Corp. Class B	133,009	$ 1,854,145
Comcast Corp. Class A	557,459	10,491,378
DIRECTV (a)	183,714	6,211,370
Discovery Communications, Inc. (a)	55,702	1,882,171
Gannett Co., Inc.	46,630	770,328
Interpublic Group of Companies, Inc. (a)(c)	95,452	794,161
McGraw-Hill Companies, Inc.	62,019	2,210,977
Meredith Corp. (c)	7,212	248,165
News Corp. Class A	442,691	6,379,177
Omnicom Group, Inc.	60,989	2,366,983
Scripps Networks Interactive, Inc. Class A	17,597	780,427
The New York Times Co. Class A (a)(c)	22,856	254,387
The Walt Disney Co.	381,030	13,301,757
Time Warner Cable, Inc. (c)	69,262	3,692,357
Time Warner, Inc.	225,970	7,066,082
Viacom, Inc. Class B (non-vtg.) (a)	119,314	4,102,015
Washington Post Co. Class B (c)	1,200	533,016
		62,938,896
Multiline Retail - 0.9%
Big Lots, Inc. (a)(c)	16,239	591,424
Family Dollar Stores, Inc.	27,185	995,243
JCPenney Co., Inc.	46,361	1,491,433
Kohl's Corp. (a)	60,234	3,299,619
Macy's, Inc.	82,710	1,800,597
Nordstrom, Inc. (c)	32,473	1,326,522
Sears Holdings Corp. (a)(c)	9,536	1,033,988
Target Corp.	147,797	7,774,122
		18,312,948
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (c)	17,285	788,887
AutoNation, Inc. (a)(c)	17,755	321,010
AutoZone, Inc. (a)(c)	5,834	1,009,807
Bed Bath & Beyond, Inc. (a)	51,473	2,252,458
Best Buy Co., Inc.	67,343	2,864,771
GameStop Corp. Class A (a)(c)	32,370	709,227
Gap, Inc.	93,532	2,161,525
Home Depot, Inc.	334,057	10,806,744
Limited Brands, Inc.	52,552	1,293,830
Lowe's Companies, Inc.	289,190	7,009,966
O'Reilly Automotive, Inc. (a)(c)	27,026	1,127,254
Office Depot, Inc. (a)	53,974	430,713
RadioShack Corp.	24,604	556,789
Ross Stores, Inc. (c)	24,336	1,301,246
Sherwin-Williams Co. (c)	18,081	1,223,722
Staples, Inc.	143,216	3,349,822
Tiffany & Co., Inc.	24,449	1,161,083
TJX Companies, Inc. (c)	82,454	3,505,944
Urban Outfitters, Inc. (a)(c)	25,489	969,347
		42,844,145
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	61,727	2,439,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	76,610	$ 5,630,835
Polo Ralph Lauren Corp. Class A	11,240	955,850
VF Corp.	17,381	1,393,087
		10,419,223
TOTAL CONSUMER DISCRETIONARY		209,768,977
CONSUMER STAPLES - 11.1%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	21,352	1,269,376
Coca-Cola Enterprises, Inc.	62,779	1,736,467
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	39,240	645,106
Dr Pepper Snapple Group, Inc.	49,923	1,755,792
Molson Coors Brewing Co. Class B	31,124	1,309,075
PepsiCo, Inc.	321,052	21,240,800
The Coca-Cola Co.	452,856	24,907,080
		52,863,696
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	86,310	5,153,570
CVS Caremark Corp.	273,175	9,987,278
Kroger Co.	127,675	2,765,441
Safeway, Inc.	76,382	1,898,857
SUPERVALU, Inc. (c)	41,650	694,722
Sysco Corp.	116,410	3,434,095
Wal-Mart Stores, Inc.	419,178	23,306,297
Walgreen Co. (c)	193,544	7,178,547
Whole Foods Market, Inc. (a)(c)	33,467	1,209,832
		55,628,639
Food Products - 1.8%
Archer Daniels Midland Co.	126,241	3,648,365
Campbell Soup Co.	37,053	1,309,824
ConAgra Foods, Inc.	87,110	2,183,848
Dean Foods Co. (a)(c)	35,618	558,846
General Mills, Inc.	64,740	4,582,945
H.J. Heinz Co.	62,127	2,833,612
Hershey Co. (c)	32,687	1,399,330
Hormel Foods Corp.	13,653	573,563
Kellogg Co.	50,092	2,676,416
Kraft Foods, Inc. Class A	341,169	10,316,951
McCormick & Co., Inc. (non-vtg.) (c)	25,958	995,749
Mead Johnson Nutrition Co. Class A	40,175	2,090,305
Sara Lee Corp.	136,994	1,908,326
The J.M. Smucker Co.	23,384	1,409,120
Tyson Foods, Inc. Class A	59,927	1,147,602
		37,634,802
Household Products - 2.4%
Clorox Co. (c)	27,551	1,767,121
Colgate-Palmolive Co. (c)	97,000	8,270,220

	Shares	Value
Kimberly-Clark Corp.	81,786	$ 5,142,704
Procter & Gamble Co.	570,626	36,103,507
		51,283,552
Personal Products - 0.2%
Avon Products, Inc. (c)	83,984	2,844,538
Estee Lauder Companies, Inc. Class A (c)	23,220	1,506,281
		4,350,819
Tobacco - 1.5%
Altria Group, Inc.	408,734	8,387,222
Lorillard, Inc.	30,414	2,288,349
Philip Morris International, Inc.	369,527	19,274,528
Reynolds American, Inc.	33,208	1,792,568
		31,742,667
TOTAL CONSUMER STAPLES		233,504,175
ENERGY - 10.8%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc. (c)	61,276	2,870,168
BJ Services Co.	57,658	1,233,881
Cameron International Corp. (a)	48,025	2,058,352
Diamond Offshore Drilling, Inc. (c)	13,655	1,212,701
FMC Technologies, Inc. (a)(c)	23,965	1,548,858
Halliburton Co.	177,811	5,357,445
Helmerich & Payne, Inc. (c)	20,768	790,845
Nabors Industries Ltd. (a)(c)	55,925	1,097,808
National Oilwell Varco, Inc.	82,208	3,336,001
Rowan Companies, Inc. (a)(c)	22,364	651,016
Schlumberger Ltd. (c)	235,077	14,917,986
Smith International, Inc.	48,802	2,089,702
		37,164,763
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	96,767	7,047,541
Apache Corp.	66,117	6,710,876
Cabot Oil & Gas Corp. (c)	20,363	749,358
Chesapeake Energy Corp.	128,062	3,027,386
Chevron Corp.	394,554	29,919,030
ConocoPhillips	292,099	14,946,706
CONSOL Energy, Inc. (c)	43,154	1,840,950
Denbury Resources, Inc. (a)	77,687	1,310,580
Devon Energy Corp.	87,777	5,655,472
El Paso Corp.	137,779	1,493,524
EOG Resources, Inc.	49,621	4,611,776
Exxon Mobil Corp.	927,524	62,125,562
Hess Corp.	57,215	3,578,798
Marathon Oil Corp.	139,077	4,400,396
Massey Energy Co.	18,672	976,359
Murphy Oil Corp.	37,550	2,109,935
Noble Energy, Inc.	34,271	2,501,783
Occidental Petroleum Corp.	159,514	13,485,314
Peabody Energy Corp.	52,799	2,412,914
Pioneer Natural Resources Co.	22,701	1,278,520
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp. (c)	31,265	$ 1,465,391
Southwestern Energy Co. (a)	67,991	2,768,594
Spectra Energy Corp. (c)	127,202	2,865,861
Sunoco, Inc. (c)	22,975	682,587
Tesoro Corp. (c)	27,616	383,862
Valero Energy Corp.	110,960	2,185,912
Williams Companies, Inc.	114,652	2,648,461
XTO Energy, Inc.	114,602	5,406,922
		188,590,370
TOTAL ENERGY		225,755,133
FINANCIALS - 16.3%
Capital Markets - 2.7%
Ameriprise Financial, Inc. (c)	50,195	2,276,845
Bank of New York Mellon Corp.	237,359	7,329,646
Charles Schwab Corp. (c)	192,059	3,589,583
E*TRADE Financial Corp. (a)(c)	312,745	516,029
Federated Investors, Inc. Class B (non-vtg.) (c)	17,397	458,933
Franklin Resources, Inc.	29,143	3,231,959
Goldman Sachs Group, Inc.	103,385	17,640,583
Invesco Ltd.	84,236	1,845,611
Janus Capital Group, Inc. (c)	36,083	515,626
Legg Mason, Inc.	31,940	915,720
Morgan Stanley	274,663	8,044,879
Northern Trust Corp. (c)	47,480	2,623,745
State Street Corp.	97,321	4,393,070
T. Rowe Price Group, Inc.	50,881	2,794,893
		56,177,122
Commercial Banks - 3.1%
BB&T Corp.	135,688	4,394,934
Comerica, Inc.	34,189	1,300,550
Fifth Third Bancorp	156,196	2,122,704
First Horizon National Corp. (c)	44,247	621,670
Huntington Bancshares, Inc.	140,738	755,763
KeyCorp	172,516	1,336,999
M&T Bank Corp. (c)	16,321	1,295,561
Marshall & Ilsley Corp. (c)	103,469	832,925
PNC Financial Services Group, Inc.	101,562	6,063,251
Regions Financial Corp.	234,303	1,839,279
SunTrust Banks, Inc. (c)	98,100	2,628,099
U.S. Bancorp, Delaware	375,892	9,728,085
Wells Fargo & Co.	1,017,787	31,673,531
Zions Bancorp (c)	29,547	644,716
		65,238,067
Consumer Finance - 0.8%
American Express Co.	235,105	9,700,432
Capital One Financial Corp. (c)	89,445	3,703,917

	Shares	Value
Discover Financial Services	106,796	$ 1,591,260
SLM Corp. (a)(c)	95,264	1,192,705
		16,188,314
Diversified Financial Services - 4.6%
Bank of America Corp.	1,970,851	35,179,690
Citigroup, Inc. (a)	3,860,180	15,633,729
CME Group, Inc.	13,093	4,138,828
IntercontinentalExchange, Inc. (a)	14,461	1,622,235
JPMorgan Chase & Co.	780,523	34,928,404
Leucadia National Corp. (a)(c)	37,280	924,917
Moody's Corp. (c)	38,629	1,149,213
NYSE Euronext	51,275	1,518,253
The NASDAQ Stock Market, Inc. (a)	29,076	614,085
		95,709,354
Insurance - 3.8%
AFLAC, Inc. (c)	92,165	5,003,638
Allstate Corp.	105,413	3,405,894
American International Group, Inc. (a)(c)	26,507	904,949
Aon Corp.	52,425	2,239,072
Assurant, Inc.	22,884	786,752
Berkshire Hathaway, Inc. Class B (a)(c)	325,115	26,422,096
Cincinnati Financial Corp.	32,008	925,031
Genworth Financial, Inc. Class A (a)	96,081	1,762,126
Hartford Financial Services Group, Inc.	87,172	2,477,428
Lincoln National Corp.	59,381	1,822,997
Loews Corp.	69,711	2,598,826
Marsh & McLennan Companies, Inc.	104,552	2,553,160
MetLife, Inc.	160,921	6,974,316
Principal Financial Group, Inc. (c)	62,761	1,833,249
Progressive Corp.	131,932	2,518,582
Prudential Financial, Inc.	91,352	5,526,796
The Chubb Corp.	64,551	3,346,969
The Travelers Companies, Inc.	100,895	5,442,276
Torchmark Corp.	16,275	870,875
Unum Group (c)	65,297	1,617,407
XL Capital Ltd. Class A	67,208	1,270,231
		80,302,670
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	23,013	423,669
AvalonBay Communities, Inc.	16,020	1,383,327
Boston Properties, Inc.	27,301	2,059,587
Equity Residential (SBI)	55,378	2,168,049
HCP, Inc. (c)	57,728	1,905,024
Health Care REIT, Inc. (c)	24,299	1,099,044
Host Hotels & Resorts, Inc.	128,322	1,879,917
Kimco Realty Corp.	79,672	1,246,070
Plum Creek Timber Co., Inc. (c)	31,986	1,244,575
ProLogis Trust (c)	93,161	1,229,725
Public Storage	26,655	2,451,993
Simon Property Group, Inc.	56,969	4,779,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc. (c)	30,786	$ 1,461,719
Vornado Realty Trust (c)	30,973	2,344,656
		25,677,054
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	53,108	841,762
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	93,090	1,318,154
People's United Financial, Inc. (c)	72,943	1,140,829
		2,458,983
TOTAL FINANCIALS		342,593,326
HEALTH CARE - 12.0%
Biotechnology - 1.5%
Amgen, Inc. (a)	192,390	11,497,226
Biogen Idec, Inc. (a)	52,965	3,038,072
Celgene Corp. (a)(c)	90,317	5,596,041
Cephalon, Inc. (a)(c)	14,721	997,789
Genzyme Corp. (a)	52,277	2,709,517
Gilead Sciences, Inc. (a)	177,475	8,071,563
		31,910,208
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	118,398	6,890,764
Becton, Dickinson & Co.	46,305	3,645,593
Boston Scientific Corp. (a)	296,918	2,143,748
C. R. Bard, Inc. (c)	18,793	1,627,850
CareFusion Corp. (a)(c)	34,835	920,689
DENTSPLY International, Inc.	28,913	1,007,618
Hospira, Inc. (a)	32,190	1,823,564
Intuitive Surgical, Inc. (a)(c)	7,649	2,662,846
Medtronic, Inc.	217,016	9,772,230
St. Jude Medical, Inc. (a)	63,933	2,624,450
Stryker Corp.	55,522	3,176,969
Varian Medical Systems, Inc. (a)(c)	24,347	1,347,120
Zimmer Holdings, Inc. (a)	41,841	2,476,987
		40,120,428
Health Care Providers & Services - 2.2%
Aetna, Inc.	84,673	2,972,869
AmerisourceBergen Corp.	55,476	1,604,366
Cardinal Health, Inc.	71,011	2,558,526
CIGNA Corp.	54,019	1,976,015
Coventry Health Care, Inc. (a)(c)	29,078	718,808
DaVita, Inc. (a)	20,274	1,285,372
Express Scripts, Inc. (a)	54,084	5,503,588
Humana, Inc. (a)	33,442	1,564,082
Laboratory Corp. of America Holdings (a)(c)	20,569	1,557,279
McKesson Corp.	52,924	3,478,165
Medco Health Solutions, Inc. (a)	91,168	5,885,806

	Shares	Value
Patterson Companies, Inc.	18,329	$ 569,115
Quest Diagnostics, Inc.	29,525	1,721,012
Tenet Healthcare Corp. (a)	85,072	486,612
UnitedHealth Group, Inc.	227,405	7,429,321
WellPoint, Inc. (a)	87,213	5,614,773
		44,925,709
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	35,525	1,856,892
Millipore Corp. (a)	11,007	1,162,339
PerkinElmer, Inc.	23,098	552,042
Thermo Fisher Scientific, Inc. (a)	80,441	4,137,885
Waters Corp. (a)(c)	18,386	1,241,790
		8,950,948
Pharmaceuticals - 6.0%
Abbott Laboratories	305,027	16,068,822
Allergan, Inc.	60,413	3,946,177
Bristol-Myers Squibb Co.	336,754	8,991,332
Eli Lilly & Co. (c)	199,357	7,220,711
Forest Laboratories, Inc. (a)(c)	59,403	1,862,878
Johnson & Johnson	540,633	35,249,272
King Pharmaceuticals, Inc. (a)	48,814	574,053
Merck & Co., Inc.	612,024	22,859,096
Mylan, Inc. (a)(c)	60,249	1,368,255
Pfizer, Inc.	1,585,476	27,190,913
Watson Pharmaceuticals, Inc. (a)	20,937	874,538
		126,206,047
TOTAL HEALTH CARE		252,113,340
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.9%
General Dynamics Corp.	75,778	5,850,062
Goodrich Corp.	24,589	1,734,016
Honeywell International, Inc. (c)	150,201	6,799,599
ITT Corp.	35,932	1,926,315
L-3 Communications Holdings, Inc.	22,708	2,080,734
Lockheed Martin Corp.	61,955	5,155,895
Northrop Grumman Corp.	59,481	3,900,169
Precision Castparts Corp.	27,834	3,526,846
Raytheon Co.	74,473	4,253,898
Rockwell Collins, Inc.	30,887	1,933,217
The Boeing Co.	148,713	10,798,051
United Technologies Corp.	183,964	13,541,590
		61,500,392
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	32,723	1,827,580
Expeditors International of Washington, Inc. (c)	41,673	1,538,567
FedEx Corp. (c)	61,474	5,741,672
United Parcel Service, Inc. Class B	195,052	12,563,299
		21,671,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
Southwest Airlines Co.	146,020	$ 1,930,384
Building Products - 0.1%
Masco Corp. (c)	70,484	1,093,912
Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (c)	22,015	801,566
Cintas Corp.	25,828	725,509
Iron Mountain, Inc.	35,601	975,467
Pitney Bowes, Inc. (c)	40,755	996,460
R.R. Donnelley & Sons Co.	40,367	861,835
Republic Services, Inc.	63,620	1,846,252
Stericycle, Inc. (a)(c)	16,656	907,752
Waste Management, Inc.	95,276	3,280,353
		10,395,194
Construction & Engineering - 0.2%
Fluor Corp.	35,126	1,633,710
Jacobs Engineering Group, Inc. (a)(c)	24,475	1,106,025
Quanta Services, Inc. (a)(c)	41,267	790,676
		3,530,411
Electrical Equipment - 0.5%
Emerson Electric Co.	147,823	7,441,410
First Solar, Inc. (a)(c)	9,544	1,170,572
Rockwell Automation, Inc. (c)	28,046	1,580,673
Roper Industries, Inc.	18,405	1,064,545
		11,257,200
Industrial Conglomerates - 2.4%
3M Co.	139,824	11,685,092
General Electric Co.	2,096,154	38,150,003
Textron, Inc. (c)	53,558	1,137,036
		50,972,131
Machinery - 1.7%
Caterpillar, Inc. (c)	122,731	7,713,643
Cummins, Inc.	39,558	2,450,618
Danaher Corp.	51,476	4,113,447
Deere & Co.	83,299	4,952,959
Dover Corp. (c)	36,602	1,711,144
Eaton Corp.	32,494	2,462,070
Flowserve Corp.	10,972	1,209,882
Illinois Tool Works, Inc.	76,000	3,599,360
PACCAR, Inc. (c)	71,548	3,100,890
Pall Corp.	23,057	933,578
Parker Hannifin Corp.	31,590	2,045,137
Snap-On, Inc.	11,348	491,822
		34,784,550
Professional Services - 0.1%
Dun & Bradstreet Corp.	10,019	745,614
Equifax, Inc.	24,825	888,735
Robert Half International, Inc. (c)	29,196	888,434
		2,522,783

	Shares	Value
Road & Rail - 0.8%
CSX Corp.	76,625	$ 3,900,213
Norfolk Southern Corp.	72,621	4,058,788
Ryder System, Inc.	10,494	406,747
Union Pacific Corp.	99,267	7,276,271
		15,642,019
Trading Companies & Distributors - 0.1%
Fastenal Co.	25,778	1,237,086
W.W. Grainger, Inc. (c)	12,094	1,307,603
		2,544,689
TOTAL INDUSTRIALS		217,844,783
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)(c)	1,124,837	29,279,507
Harris Corp.	25,698	1,220,398
JDS Uniphase Corp. (a)	43,910	550,192
Juniper Networks, Inc. (a)(c)	103,226	3,166,974
Motorola, Inc. (a)(c)	454,380	3,189,748
QUALCOMM, Inc.	330,165	13,863,628
Tellabs, Inc.	75,510	571,611
		51,842,058
Computers & Peripherals - 5.6%
Apple, Inc. (a)	178,146	41,851,840
Dell, Inc. (a)(c)	338,270	5,077,433
EMC Corp. (a)	403,271	7,275,009
Hewlett-Packard Co.	462,475	24,580,546
International Business Machines Corp.	255,197	32,729,015
Lexmark International, Inc. Class A (a)(c)	15,344	553,612
NetApp, Inc. (a)	67,707	2,204,540
QLogic Corp. (a)(c)	22,377	454,253
SanDisk Corp. (a)(c)	44,933	1,556,030
Teradata Corp. (a)	32,753	946,234
Western Digital Corp. (a)(c)	44,918	1,751,353
		118,979,865
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)(c)	68,530	2,356,747
Amphenol Corp. Class A	34,033	1,435,852
Corning, Inc.	306,253	6,189,373
FLIR Systems, Inc. (a)(c)	30,033	846,931
Jabil Circuit, Inc.	37,934	614,151
Molex, Inc.	26,633	555,564
		11,998,618
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)(c)	33,807	1,061,878
eBay, Inc. (a)	222,022	5,983,493
Google, Inc. Class A (a)	47,476	26,919,367
Monster Worldwide, Inc. (a)(c)	24,676	409,868
VeriSign, Inc. (a)(c)	36,040	937,400
Yahoo!, Inc. (a)	233,817	3,864,995
		39,177,001
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Automatic Data Processing, Inc.	99,177	$ 4,410,401
Cognizant Technology Solutions Corp. Class A (a)	58,458	2,980,189
Computer Sciences Corp. (a)	30,179	1,644,454
Fidelity National Information Services, Inc.	64,817	1,519,310
Fiserv, Inc. (a)(c)	29,924	1,518,942
MasterCard, Inc. Class A	18,960	4,815,840
Paychex, Inc. (c)	63,191	1,939,964
SAIC, Inc. (a)(c)	59,890	1,060,053
The Western Union Co.	134,134	2,274,913
Total System Services, Inc.	38,747	606,778
Visa, Inc. Class A	87,696	7,982,967
		30,753,811
Office Electronics - 0.1%
Xerox Corp.	265,596	2,589,561
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(c)	110,917	1,028,201
Altera Corp. (c)	58,424	1,420,287
Analog Devices, Inc.	58,483	1,685,480
Applied Materials, Inc.	263,865	3,556,900
Broadcom Corp. Class A	84,706	2,810,545
Intel Corp.	1,085,225	24,157,109
KLA-Tencor Corp. (c)	33,805	1,045,251
Linear Technology Corp. (c)	43,910	1,241,775
LSI Corp. (a)	128,981	789,364
MEMC Electronic Materials, Inc. (a)(c)	44,668	684,760
Microchip Technology, Inc. (c)	36,194	1,019,223
Micron Technology, Inc. (a)(c)	167,118	1,736,356
National Semiconductor Corp.	46,720	675,104
Novellus Systems, Inc. (a)	18,835	470,875
NVIDIA Corp. (a)(c)	109,014	1,894,663
Teradyne, Inc. (a)(c)	34,819	388,928
Texas Instruments, Inc. (c)	243,977	5,970,117
Xilinx, Inc. (c)	54,349	1,385,900
		51,960,838
Software - 4.0%
Adobe Systems, Inc. (a)	102,967	3,641,943
Autodesk, Inc. (a)(c)	45,130	1,327,725
BMC Software, Inc. (a)	35,877	1,363,326
CA, Inc.	77,644	1,822,305
Citrix Systems, Inc. (a)(c)	36,114	1,714,332
Compuware Corp. (a)(c)	44,676	375,278
Electronic Arts, Inc. (a)	64,171	1,197,431
Intuit, Inc. (a)(c)	61,671	2,117,782
McAfee, Inc. (a)	31,176	1,251,093
Microsoft Corp.	1,499,021	43,876,345
Novell, Inc. (a)(c)	68,423	409,854
Oracle Corp.	767,899	19,727,325
Red Hat, Inc. (a)	37,073	1,085,127

	Shares	Value
Salesforce.com, Inc. (a)(c)	21,593	$ 1,607,599
Symantec Corp. (a)	158,391	2,679,976
		84,197,441
TOTAL INFORMATION TECHNOLOGY		391,499,193
MATERIALS - 3.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	41,679	3,082,162
Airgas, Inc.	16,253	1,034,016
CF Industries Holdings, Inc.	9,543	870,131
Dow Chemical Co.	225,983	6,682,317
E.I. du Pont de Nemours & Co.	177,565	6,612,521
Eastman Chemical Co.	14,284	909,605
Ecolab, Inc.	46,416	2,039,983
FMC Corp.	14,247	862,513
International Flavors & Fragrances, Inc.	15,528	740,220
Monsanto Co.	107,201	7,656,295
PPG Industries, Inc. (c)	32,584	2,130,994
Praxair, Inc.	60,179	4,994,857
Sigma Aldrich Corp. (c)	23,923	1,283,708
		38,899,322
Construction Materials - 0.1%
Vulcan Materials Co. (c)	24,819	1,172,450
Containers & Packaging - 0.2%
Ball Corp. (c)	18,483	986,623
Bemis Co., Inc.	21,416	615,068
Owens-Illinois, Inc. (a)(c)	33,123	1,177,191
Pactiv Corp. (a)	25,998	654,630
Sealed Air Corp.	31,224	658,202
		4,091,714
Metals & Mining - 1.1%
AK Steel Holding Corp. (c)	21,584	493,410
Alcoa, Inc. (c)	200,440	2,854,266
Allegheny Technologies, Inc. (c)	19,292	1,041,575
Cliffs Natural Resources, Inc.	26,566	1,884,858
Freeport-McMoRan Copper & Gold, Inc.	84,587	7,066,398
Newmont Mining Corp.	96,457	4,912,555
Nucor Corp.	61,867	2,807,524
Titanium Metals Corp. (a)(c)	16,588	275,195
United States Steel Corp. (c)	28,166	1,789,104
		23,124,885
Paper & Forest Products - 0.2%
International Paper Co.	85,084	2,093,917
MeadWestvaco Corp. (c)	33,648	859,706
Weyerhaeuser Co. (c)	41,523	1,879,746
		4,833,369
TOTAL MATERIALS		72,121,740
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,159,500	$ 29,961,480
CenturyTel, Inc.	58,852	2,086,892
Frontier Communications Corp. (c)	61,359	456,511
Qwest Communications International, Inc. (c)	292,321	1,525,916
Verizon Communications, Inc.	557,096	17,281,118
Windstream Corp.	89,763	977,519
		52,289,436
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)(c)	79,107	3,370,749
MetroPCS Communications, Inc. (a)(c)	51,277	363,041
Sprint Nextel Corp. (a)(c)	584,919	2,222,692
		5,956,482
TOTAL TELECOMMUNICATION SERVICES		58,245,918
UTILITIES - 3.4%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (c)	33,313	766,199
American Electric Power Co., Inc.	93,917	3,210,083
Duke Energy Corp. (c)	257,223	4,197,879
Edison International	64,008	2,187,153
Entergy Corp.	37,169	3,023,698
Exelon Corp.	129,641	5,679,572
FirstEnergy Corp. (c)	59,887	2,340,983
FPL Group, Inc.	81,205	3,924,638
Northeast Utilities	34,471	952,778
Pepco Holdings, Inc.	43,683	749,163
Pinnacle West Capital Corp.	19,930	751,959
PPL Corp.	74,078	2,052,701
Progress Energy, Inc.	55,916	2,200,854
Southern Co. (c)	161,167	5,344,298
		37,381,958
Gas Utilities - 0.2%
EQT Corp. (c)	28,258	1,158,578
Nicor, Inc.	8,886	372,501
ONEOK, Inc.	20,724	946,051
Questar Corp.	34,310	1,482,192
		3,959,322
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	131,325	1,444,575
Constellation Energy Group, Inc.	39,506	1,387,056
NRG Energy, Inc. (a)	51,452	1,075,347
		3,906,978
Multi-Utilities - 1.2%
Ameren Corp.	46,545	1,213,894
CenterPoint Energy, Inc.	77,152	1,107,903
CMS Energy Corp. (c)	45,140	697,864
Consolidated Edison, Inc. (c)	55,273	2,461,859

	Shares	Value
Dominion Resources, Inc.	117,895	$ 4,846,663
DTE Energy Co.	32,401	1,445,085
Integrys Energy Group, Inc. (c)	15,033	712,264
NiSource, Inc. (c)	54,378	859,172
PG&E Corp.	72,951	3,094,581
Public Service Enterprise Group, Inc.	99,397	2,934,199
SCANA Corp.	21,903	823,334
Sempra Energy	48,525	2,421,398
TECO Energy, Inc.	41,996	667,316
Wisconsin Energy Corp. (c)	22,966	1,134,750
Xcel Energy, Inc.	89,711	1,901,873
		26,322,155
TOTAL UTILITIES		71,570,413
TOTAL COMMON STOCKS (Cost $1,375,597,912)		2,075,016,998
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.38% 5/20/10 to 12/16/10 (d) (Cost $4,092,807)	$ 4,100,000	4,094,701
Money Market Funds - 14.8%
	Shares
Fidelity Cash Central Fund, 0.19% (e)	19,407,270	19,407,270
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	291,811,120	291,811,120
TOTAL MONEY MARKET FUNDS (Cost $311,218,390)		311,218,390
TOTAL INVESTMENT PORTFOLIO - 113.8% (Cost $1,690,909,109)	2,390,330,089
NET OTHER ASSETS - (13.8)%	(289,476,261)
NET ASSETS - 100%	$ 2,100,853,828
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
87 CME S&P 500 Index Contracts	June 2010	$ 25,343,100	$ 537,728
TOTAL EQUITY INDEX CONTRACTS		$ 25,343,100	$ 537,728
The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,995,092.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,461
Fidelity Securities Lending Cash Central Fund	135,307
Total	$ 146,768
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,768,977	$ 209,768,977	$ -	$ -
Consumer Staples	233,504,175	233,504,175	-	-
Energy	225,755,133	225,755,133	-	-
Financials	342,593,326	342,593,326	-	-
Health Care	252,113,340	252,113,340	-	-
Industrials	217,844,783	217,844,783	-	-
Information Technology	391,499,193	391,499,193	-	-
Materials	72,121,740	72,121,740	-	-
Telecommunication Services	58,245,918	58,245,918	-	-
Utilities	71,570,413	71,570,413	-	-
U.S. Government and Government Agency Obligations	4,094,701	-	4,094,701	-
Money Market Funds	311,218,390	311,218,390	-	-
Total Investments in Securities:	$ 2,390,330,089	$ 2,386,235,388	$ 4,094,701	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 537,728	$ 537,728	$ -	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,696,594,313. Net unrealized appreciation aggregated $693,735,776, of which $934,923,812 related to appreciated investment securities and $241,188,036 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010